Other Financial Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Ineffective portion recognized in profit or loss cash flow hedge valuation gain	₩ 41	₩ 2,707	₩ 11,825